Derivative instruments and hedging activities - Net Investment Hedges (Detail) (Net investment hedges [Member], JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Derivative [Line Items]
Gains (losses) from derivatives and non-derivatives designated as net investment hedges	¥ (12)	[1]	¥ (29)	[1]	¥ 3	[1]
Long-term borrowings [Member]
Derivative [Line Items]
Gains (losses) from derivatives and non-derivatives designated as net investment hedges			(15)	[1]	4	[1]
Foreign exchange contracts [Member]
Derivative [Line Items]
Gains (losses) from derivatives and non-derivatives designated as net investment hedges	¥ (12)	[1]	¥ (14)	[1]	¥ (1)	[1]

[1]	The portion of the gains (losses) representing the amount of hedge ineffectiveness and the amount excluded from the assessment of hedge effectiveness are recognized within Revenue-Other in the consolidated statements of income. The amount of gains (losses) was not significant during the years ended March 31, 2012, 2013 and 2014.